Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Summary Of Number And Weighted Average Exercise Prices Of Share Options
Set out below are summaries of MIP Grant Options and MIP Performance Options granted under the plan:

	2023			2022
	Average exercise price per share option (in €)	Number of grant options	Number of performance options	Average exercise price per share option (in €)	Number of grant options	Number of performance options
As at January 1	0.12	1,329,213	1,329,213	—	—	—
Granted during the period	—	—	—	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—	—	—	—
Forfeited during the period	—	—	—	—	—	—
As at December 31	0.12	1,329,213	1,329,213	0.12	1,329,213	1,329,213
Vested and exercisable at December 31	0.12	1,329,213	1,329,213	—	—	—
Set out below is a summary of the target number of LTIP Performance Options granted under the plan:

	2023
	Average exercise price per LTIP Performance Option (in €)	Target number of LTIP Performance Options
As at January 1	—	—
Granted during the period	0.12	2,798,063
Exercised during the period	—	—
Forfeited during the period	—	—
Cancelled during the period	—	(577,722)
As at December 31	0.12	2,220,341
Vested and exercisable at December 31	0.12	341,377

Summary Of Range Of Exercise Prices Of Outstanding Share Options
Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Vesting date	Expiry date	Exercise price (in €)	Share options December 31, 2023
MIP Grant Options	May 14, 2022	September 18, 2023	June 30, 2024	€0.12	1,329,213
MIP Performance Options	May 14, 2022	September 18, 2023	June 30, 2024	€0.12	996,910
MIP Performance Options (modified)	May 14, 2022	December 29, 2023	June 30, 2024	€0.12	332,303
Total					2,658,426
LTIP Performance Options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Vesting date	Expiry date	Exercise price (in €)	Target number of options December 31, 2023
LTIP Performance Options (2022)	April 12, 2023	April 12, 2025	April 12, 2032	0.12	697,845
LTIP Performance Options (2022) - modified	April 12, 2023	December 29, 2023	June 30, 2024	0.12	341,377
LTIP Performance Options (2023)*	April 12, 2023	April 12, 2026	April 12, 2033	0.12	1,181,119
*Service period for this award started on January 1, 2023

Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments
Set out below are summaries of the number of RSUs granted under the plan:

	2023
	Employees	Eligible directors
As at January 1	—	—
Granted during the period	176,952	952,812
Forfeited during the period	—	—
Vested and issued during the period	—	(666,968)
As at December 31	176,952	285,844
Vested and exercisable at December 31	—	—